Schedule of investments
Macquarie Opportunity Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.56%♣
Communication Services — 2.06%
Electronic Arts	46,420	$ 7,413,274
Interpublic Group	131,850	3,227,688
		10,640,962
Consumer Discretionary — 8.82%
Aptiv †	47,860	3,265,009
AutoZone †	1,632	6,058,359
Darden Restaurants	22,420	4,886,888
Dick's Sporting Goods	18,000	3,560,580
DR Horton	43,720	5,636,383
Marriott International Class A	28,620	7,819,270
PulteGroup	37,250	3,928,385
Ross Stores	46,140	5,886,541
Royal Caribbean Cruises	14,750	4,618,815
		45,660,230
Consumer Staples — 3.05%
Hershey	22,550	3,742,172
Kroger	36,700	2,632,491
Tyson Foods Class A	50,870	2,845,668
US Foods Holding †	85,600	6,592,056
		15,812,387
Energy — 5.82%
Cheniere Energy	32,100	7,816,992
Coterra Energy	239,650	6,082,317
Devon Energy	110,470	3,514,051
Targa Resources	44,050	7,668,224
Valero Energy	37,800	5,081,076
		30,162,660
Financials — 19.91%
Affiliated Managers Group	28,620	5,631,557
Allstate	33,580	6,759,990
Ally Financial	138,760	5,404,702
Assurant	29,370	5,800,281
Axis Capital Holdings	38,200	3,965,924
East West Bancorp	69,090	6,976,708
Global Payments	56,450	4,518,258
Hartford Insurance Group	51,610	6,547,761
KeyCorp	329,500	5,739,890
Raymond James Financial	59,970	9,197,599
Reinsurance Group of America	35,020	6,946,567
State Street	65,140	6,926,988
Synchrony Financial	108,670	7,252,636
Synovus Financial	125,140	6,475,995
Webster Financial	149,000	8,135,400
Willis Towers Watson	22,350	6,850,275
		103,130,531
Healthcare — 6.00%
Agilent Technologies	32,690	3,857,747
Avantor †	218,200	2,936,972
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Becton Dickinson and Co.	11,500	$ 1,980,875
Cencora	19,270	5,778,110
Quest Diagnostics	35,780	6,427,161
STERIS	24,460	5,875,781
Zimmer Biomet Holdings	46,130	4,207,517
		31,064,163
Industrials — 21.95%
AECOM	59,030	6,662,126
AMETEK	36,860	6,670,186
CACI International Class A †	17,275	8,234,992
Curtiss-Wright	13,600	6,644,280
Delta Air Lines	112,150	5,515,537
Gates Industrial †	175,250	4,036,008
ITT	57,280	8,983,222
JB Hunt Transport Services	23,530	3,378,908
Johnson Controls International	62,658	6,617,938
KBR	93,910	4,502,045
L3Harris Technologies	26,850	6,735,054
MasTec †	31,650	5,394,110
NEXTracker Class A †	73,728	4,008,591
Oshkosh	62,990	7,151,885
Parker-Hannifin	7,800	5,448,066
Quanta Services	13,780	5,209,942
Regal Rexnord	51,150	7,414,704
United Rentals	7,205	5,428,247
WESCO International	30,452	5,639,710
		113,675,551
Information Technology — 7.80%
Akamai Technologies †	54,160	4,319,801
Ciena †	38,320	3,116,566
Flex †	117,990	5,890,061
Keysight Technologies †	29,535	4,839,605
ON Semiconductor †	79,360	4,159,258
TD SYNNEX	47,550	6,452,535
Teradyne	49,620	4,461,830
Twilio Class A †	57,600	7,163,136
		40,402,792
Materials — 7.96%
Amcor	506,347	4,653,329
Celanese	39,340	2,176,682
Crown Holdings	62,240	6,409,475
Graphic Packaging Holding	142,540	3,003,318
Huntsman	154,110	1,605,826
Knife River †	37,985	3,101,096
Louisiana-Pacific	65,450	5,628,046
Olin	65,280	1,311,475
Reliance	18,770	5,891,903
NQ- Q5V [0625] 0825 (4730775)    1

Schedule of investments
Macquarie Opportunity Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Vulcan Materials	28,560	$ 7,449,019
		41,230,169
Real Estate — 7.54%
American Homes 4 Rent Class A	168,210	6,067,335
Extra Space Storage	26,537	3,912,615
First Industrial Realty Trust	88,300	4,249,879
Host Hotels & Resorts	297,770	4,573,747
Kimco Realty	217,670	4,575,423
Realty Income	90,070	5,188,933
Ventas	71,650	4,524,698
VICI Properties	183,387	5,978,416
		39,071,046
Utilities — 8.65%
CMS Energy	110,690	7,668,603
Edison International	92,470	4,771,452
NRG Energy	42,610	6,842,314
OGE Energy	105,750	4,693,185
Public Service Enterprise Group	76,810	6,465,866
WEC Energy Group	65,370	6,811,554
Xcel Energy	110,620	7,533,222
		44,786,196
Total Common Stocks (cost $350,538,198)		515,636,687

Short-Term Investments — 1.75%
Money Market Mutual Funds — 1.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	2,258,878	2,258,878
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,258,886	$ 2,258,886
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	2,258,886	2,258,886
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	2,258,884	2,258,884
Total Short-Term Investments (cost $9,035,534)		9,035,534

Total Value of Securities—101.31% (cost $359,573,732)		524,672,221
Liabilities Net of Receivables and Other Assets—(1.31%)		(6,774,543)
Net Assets Applicable to 15,624,027 Shares Outstanding—100.00%		$517,897,678
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- Q5V [0625] 0825 (4730775)